Commitments And Contingent Liabilities (Future Minimum Annual Rentals Applicable To Noncancelable Operating Leases) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 81
2013	69
2014	52
2015	48
2016	42
Thereafter	292
Future minimum lease payments	584
Less: Sublease rental income	(65)
Net minimum future lease payments	519
Current Lease Term [Member]
Operating Leased Assets [Line Items]
2012	81
2013	68
2014	50
2015	44
2016	36
Thereafter	128
Future minimum lease payments	407
Lease Extension Options [Member]
Operating Leased Assets [Line Items]
2013	1
2014	2
2015	4
2016	6
Thereafter	164
Future minimum lease payments	$ 177